BMW Vehicle Owner Trust 2010-A

Accrued Interest Date: 7/25/11			Collection Period Ending:		7/31/11
Current Payment Date: 8/25/11			Period:		16

Balances
			Initial	Beginning of Period	End of Period
Pool Balance			$807,017,816.96	$422,505,488.35	$401,948,026.25

Yield Supplement Overcollateralization			$31,823,968.20	$15,926,821.62	$15,113,131.50

Adjusted Pool Balance			$775,193,848.76	$406,578,666.73	$386,834,894.75

Reserve Account			$1,937,984.62	$1,937,984.62	$1,937,984.62

Overcollateralization			$25,193,848.76	$33,333,335.50	$33,333,335.50

Notes

Class A-1 Notes			$179,200,000.00	-	-

Class A-2 Notes			$239,000,000.00	$41,445,331.23	$21,701,559.25

Class A-3 Notes			$254,000,000.00	$254,000,000.00	$254,000,000.00

Class A-4 Notes			$77,800,000.00	$77,800,000.00	$77,800,000.00

			$750,000,000.00	$373,245,331.23	$353,501,559.25

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables					$1,358,430.58

Servicer Advances					89,316.09

Servicer Advance Reimbursement					99,682.32

Administrative Purchase Payment					0.00

Warranty Purchase Payment					0.00

Recoveries					12,046.45

Investment Earnings on Trust Accounts

Interest from Reserve Account					75.18

Interest from Collection Account					991.30

Total Available Interest					$1,361,177.28
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal					$12,397,181.59

Receipts of Pre-Paid Principal					7,655,068.59

Liquidation Proceeds					378,094.36

Administrative Purchase Payment

Warranty Purchase Payment					0.00

Total Available Principal					$20,430,344.54

Advances from the Reserve Account					$0.00

Release from the Reserve Fund Account					$0.00

Total Available Funds					$21,791,521.82

Distributions:

Servicing Fees					$352,087.91

Non-recoverable Servicer Advance Reimbursement					11,262.54

Noteholder's Accrued and Unpaid Interest					453,852.36

Priority Principal Distribution to Noteholder's					0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance					0.00

Regular Principal Distributable Amount to Noteholders					19,743,771.98

Owner Trustee and Indenture Trustee Fees					0.00

Certificate Distribution Account (any remaining payments)					1,230,547.03

Total Distributions					$21,791,521.82

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance					$422,505,488.35

Monthly Principal Received

Regular Principal Received					$12,397,181.59

Prepaid Principal Received					7,655,068.59

Liquidations					378,094.36

Principal Balance Allocable to Gross Charge-offs					127,117.56

Principal Portion of Repurchased Receivables					0.00

Total Monthly Principal Amounts					$20,557,462.10

Ending Receivable Principal Balance					$401,948,026.25

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.27929%	$0.00	0.00
Class A-2 Notes			0.68000%	$23,485.69	0.10
Class A-3 Notes			1.39000%	$294,216.67	1.16
Class A-4 Notes			2.10000%	$136,150.00	1.75
				$453,852.36

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	0.00	-	0.00	0.00
Class A-2 Notes	$41,445,331.23	19,743,771.98	$21,701,559.25	82.61	0.09
Class A-3 Notes	$254,000,000.00	0.00	$254,000,000.00	0.00	1.00
Class A-4 Notes	$77,800,000.00	0.00	$77,800,000.00	0.00	1.00
	373,245,331.23	19,743,771.98	$353,501,559.25

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Beginning Period Required Amount					$15,926,821.62
Beginning Period Amount					15,926,821.62
Current Distribution Date Required Amount					15,113,131.50
Current Period Release					813,690.12
Ending Period Amount					15,113,131.50
Next Distribution Date Required Amount					$14,321,420.12

Reserve Account

Beginning Period Required Amount					$1,937,984.62
Beginning Period Amount					1,937,984.62
Net Investment Earnings					75.18
Current Period Deposit Amount Due					0.00

Reserve Fund Draw Amount					0.00
Ending Period Required Amount					1,937,984.62

Release to Depositor					75.18
Ending Period Amount					$1,937,984.62

Overcollateralization

Beginning Period Overcollateralization Amount					$33,333,335.50

Target Overcollateralization Amount					$33,333,335.50

Ending Period Over Collateralization Amount					$33,333,335.50

Current Period Release					$0.00

Receivables Data

				Beginning Period	Ending Period
Number of Specified Leases				22,895	22,388
Weighted Average Remaining Term				36.50	35.61
Weighted Average Annual Percentage Rate				4.05%	4.04%

Delinquencies
				Dollar Amount	Percentage
30-59 Days				$4,160,560.58	1.04%
60-89 Days				859,457.35	0.21%
90-119 Days				375,653.09	0.09%
120+ Days				495,475.35	0.12%

Total 30+ Days Past Due				$5,891,146.25	1.47%

Write-offs
Gross Principal Write-offs for Current Period					$129,319.11
Recoveries for Current Period					12,046.45
Net Write-Offs for Current Period					117,272.66
Cumulative Net Realized Losses					$2,128,401.58

Repossessions				Dollar Amount	Units
Beginning Period Repossessed Receivables Balance				811,784.70	35
Ending Period Repossessed Receivables Balance				668,073.63	27

Principal Balance of 90+ Day Repossessed Vehicles				23,463.95	2